Segment Information (Details 2) - Corporate Segment [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ (214,156)	R$ 90,290	R$ (627,874)
Results With Sale And Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Total	(3,527)	86,475	3,582
Reversal Provision For Tax And Civil Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total	(79,546)	21,707	(50,397)
Gain Losses With Demobilization [Member]
IfrsStatementLineItems [Line Items]
Total	(8,915)	(277)	1,398
Investigations Involving The Company [Member]
IfrsStatementLineItems [Line Items]
Total		(1,111)	(588,774)
Weather Events [Member]
IfrsStatementLineItems [Line Items]
Total	(112,701)
Others [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (9,467)	R$ (16,504)	R$ 6,317